Pension Plans And Other Post-Retirement Benefits (Schedule Of Changes In Benefit Obligation And Fair Value Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	$ 303,077		$ 237,087
Service cost	5,313		4,920		4,127
Interest cost	12,660		12,728		12,052
Actuarial (gain) loss	(30,223)		34,750
Benefits paid	(10,332)		(9,329)
Plan amendments	666
Acquisition			23,652
Settlements			(731)
Benefit obligation at December 31	281,161		303,077		237,087
Fair value of plan assets at January 1	190,084	[1]	148,912
Actual return on plan assets	36,517		17,153
Employer contributions	16,078		15,256
Acquisition			18,823
Settlements			(731)
Fair value of plan assets at December 31	232,347		190,084	[1]	148,912
Net amount recognized at December 31	48,814		112,993
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	63,033		50,189
Service cost	1,525		1,309		1,092
Interest cost	2,579		2,482		2,414
Actuarial (gain) loss	(9,024)		5,218
Plan participants' contributions	190		199
Benefits paid	(927)		(941)
Benefits paid including amounts out ot Trust	(1,129)		(1,160)
Plan amendments			(392)
Acquisition			5,188
Benefit obligation at December 31	57,174		63,033		50,189
Fair value of plan assets at January 1	34,054		28,131
Actual return on plan assets	5,800		2,019
Employer contributions	1,913		1,905
Acquisition			2,940
Fair value of plan assets at December 31	40,840		34,054		28,131
Net amount recognized at December 31	$ 16,334		$ 28,979

[1]	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.